Property, Plant and Equipment - Impairments (Details) - USD ($)		3 Months Ended					12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Impairments		$ 1,000,000	$ 212,000,000	$ 645,000,000	$ 25,000,000	$ 74,000,000	$ 849,000,000	$ 99,000,000
Long-term revenue growth rate							2.50%
Stuart
Property, Plant and Equipment [Line Items]
Fair Value	[1]	0					$ 0
Impairments	[1]						56,000,000	0
Newton FGD
Property, Plant and Equipment [Line Items]
Fair Value	[2]	0					0
Impairments	[2]						148,000,000	0
Salvage value, less than		1,000,000					1,000,000
Baldwin
Property, Plant and Equipment [Line Items]
Fair Value	[3]	97,000,000					97,000,000
Impairments	[3]			$ 645,000,000				$ 0
Wood River
Property, Plant and Equipment [Line Items]
Fair Value	[4]	0					0
Impairments	[4]					$ 74,000,000	0
Brayton Point
Property, Plant and Equipment [Line Items]
Fair Value	[5]	$ 86,000,000					86,000,000
Impairments	[5]				$ 25,000,000		$ 0
Minimum
Property, Plant and Equipment [Line Items]
Discount rates for discounting the resulting cash flows		9.00%					9.00%
Maximum
Property, Plant and Equipment [Line Items]
Discount rates for discounting the resulting cash flows		13.00%					13.00%

[1]	On-going required maintenance and environmental capital expenditures combined with consistently poor reliability and a determination that the facility would experience recurring negative cash flows.
[2]	The flue gas desulfurization (“FGD”) systems construction project at our Newton generation facility was terminated.
[3]	Units failed to recover their basic operating costs in the most recent MISO auction.
[4]	Primarily attributable to its uneconomic operation stemming from a poorly designed wholesale capacity market and increased environmental costs.
[5]	Temperate weather had a significant impact on the facility’s remaining cash flows, as the facility will retire in June 2017.